UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

               Investment Company Act file number    811-9165
                                                 -----------------

                            Kelmoore Strategic Trust
               ---------------------------------------------------
               (Exact name of registrant as specified in charter)

                       2471 East Bayshore Road, Suite 501
                               Palo Alto, CA 94303
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                            Matthew Kelmon, President
                            Kelmoore Strategic Trust
                       2471 East Bayshore Road, Suite 501
                               Palo Alto, CA 94303
               ---------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-486-3717
                                                            ------------

                   Date of fiscal year end: February 29, 2004
                                            -----------------

                    Date of reporting period: August 31, 2003
                                              ---------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

--------------------------------------------------------------------------------
                        THE KELMOORE STRATEGY(R) FUNDS
--------------------------------------------------------------------------------



                                    [GRAPHIC]



                              SEMI-ANNUAL REPORT
                           Kelmoore Strategy(R) Fund
                        Kelmoore Strategy(R) Eagle Fund
                       Kelmoore Strategy(R) Liberty Fund
               ------------------------------------------------
                                AUGUST 31, 2003

                                                                August 31, 2003





Dear Shareholder,



In the past six months, we witnessed increases in the benchmark indices for the Kelmoore Strategy(R) Funds. In the period from March 1st through August 31st, 2003, the Standard and Poor's 100 Index moved 19.39% higher, the CBOE Buy Write Monthly Index moved 14.43% higher, and the NASDAQ Composite surged 35.63% higher. In the same period, the CBOE Volatility Index (VIX) dropped 42.93%. After a three-year bull market for bonds and a corresponding bear market for equities, it was nice to witness this strong rebound for U.S. equities. In the three-year downturn for U.S. equities, we experienced a multi-decade low for U.S. treasury yields. In an effort to stimulate the economy, new lower levels of taxation were introduced for corporate dividends. Many investors ventured back into the U.S. equity market. Now, new asset inflows into equity mutual funds is helping to fuel the rally, and to date any market sell-offs have been very short lived. These more positive market conditions for U.S. equities have positively affected all three of the Kelmoore Strategy(R) Funds.


THE STRATEGY FUND managed to capture most of the surge in equity prices, gaining 10.87% for the period.1 The Fund continued to make monthly distributions throughout the period, despite the drop in the VIX. Inflows and appreciation of many of the equities held in the Fund have contributed to the Fund's overall growth to over $194 million in net assets.


THE LIBERTY FUND also managed to capture a majority of the move higher, gaining 10.47%.1 Long puts held in the Fund for more possible downside protection often expired worthless, creating a small drag on performance in favor of this Fund's more conservative approach. Nevertheless, the Fund continued to make monthly distributions throughout the period, despite the drop in the VIX. The Fund has reached $33 million in net assets (an all time high).


THE EAGLE FUND had the greatest return for the period of all the Kelmoore Funds, gaining 18.95% for the period.1 The Fund benefited from investor desire for growth stocks. The semi-conductor index improved by more than 50%, and some single issues had even more dramatic moves on the upside. This Fund also continued to make monthly distributions throughout the period, despite the drop in the VIX. The Fund is rapidly approaching $100 million in net assets.

It is nice to be able to pass along some good news to you, the Kelmoore Fund Family shareholders. We continually strive for the best returns that we can deliver while maintaining our disciplined investment strategy. We remain confident that this covered options investment strategy is an important and effective financial tool for long-term equity investors, and we hope that the U.S. equity market will continue to reward such investors. Thank you for choosing Kelmoore to help you achieve realistic long-term goals.


Sincerely,

/s/ Matthew Kelmon

Matthew Kelmon
President, Kelmoore Strategy(R) Funds




------------------
1 Performance figures for the Funds are for A-shares that reflect the maximum sales charge of 5.5%. Period indicated is for 3/1/03 -- 8/31/03, the period that the current Semi-Annual Report covers. Visit www.kelmoore.com to obtain current prices and historical performance data.

     PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SHARE VALUES WILL FLUCTUATE AND MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST WHEN REDEEMED. The Funds' primary goal is to maximize realized gains from writing covered call options on common stocks. Covered call options involve special risks, such as limited gains in rising markets, high transaction costs, and illiquidity in the options market. The Funds are not suitable for all investors. The S&P 100 and NASDAQ benchmarks are unmanaged stock market indices. The CBOE BuyWrite Monthly Index is a passive total return index based on selling the near-term S&P 500 stock index portfolio each month. The CBOE Volatility Index (VIX) measures market expectation of near term volatility conveyed by stock index option prices. None of these indices are available for direct investment. Unlike a mutual fund, the performance of an index assumes no transaction costs, management fees or other expenses.

     THIS MATERIAL IS AUTHORIZED ONLY FOR KELMOORE STRATEGY(R) FUNDS SHAREHOLDERS, WHO HAVE PREVIOUSLY RECEIVED A PROSPECTUS.

--------------------------------------------------------------------------------

KELMOORE STRATEGY(R) FUND                                       AUGUST 31, 2003
PORTFOLIO OF INVESTMENTS                                            (UNAUDITED)
--------------------------------------------------------------------------------

                                                                Value
Shares                                                         (Note 1)
------                                                        -----------
COMMON STOCKS - 83.9%
                 CONSUMER GOODS - 23.4%
600,000          AOL Time Warner Inc.+ ....................   $ 9,816,000
100,000          Bristol-Myers Squibb Co. .................     2,537,000
200,000          The Home Depot, Inc. .....................     6,432,000
150,000          Johnson & Johnson ........................     7,437,000
 24,011          Medco Health Solutions, Inc.+ ............       641,094
199,100          Merck & Co. Inc. .........................    10,018,712
 98,500          The Procter & Gamble Co. .................     8,598,065
                                                              -----------
                                                               45,479,871
                                                              -----------
                 FINANCIAL SERVICES - 10.2%
102,200          Citigroup Inc. ...........................     4,430,370
 50,000          Fannie Mae ...............................     3,239,500
100,000          The Goldman Sachs Group, Inc. ............     8,849,000
100,000          J.P. Morgan Chase & Co. ..................     3,422,000
                                                              -----------
                                                               19,940,870
                                                              -----------
                 MANUFACTURING - 13.5%
100,000          The Boeing Co. ...........................     3,739,000
117,900          Eastman Kodak Co. ........................     3,288,231
300,000          General Electric Co. .....................     8,871,000
150,000          General Motors Corp. .....................     6,165,000
200,000          Tyco International Ltd. ..................     4,116,000
                                                              -----------
                                                               26,179,231
                                                              -----------

                                                                Value
Shares                                                         (Note 1)
------                                                        -----------
                 RESOURCES - 14.3%
100,000          ChevronTexaco Corp. ......................   $ 7,287,000
100,000          ConocoPhillips ...........................     5,584,000
100,000          du Pont (E.I.) de Nemours & Co. ..........     4,474,000
150,000          Exxon Mobil Corp. ........................     5,655,000
200,000          Halliburton Co. ..........................     4,836,000
                                                              -----------
                                                               27,836,000
                                                              -----------
                 TECHNOLOGY - 22.5%
  1,800          Analog Devices, Inc.+ ....................        73,800
600,600          Cisco Systems, Inc.+ .....................    11,501,490
  3,500          Hewlett-Packard Co. ......................        69,720
  2,400          Intel Corp. ..............................        68,688
150,000          International Business
                 Machines Corp. ...........................    12,301,500
552,800          Microsoft Corp. ..........................    14,660,256
400,000          Oracle Corp.+ . ..........................     5,112,000
                                                              -----------
                                                               43,787,454
                                                              -----------
                 TOTAL COMMON STOCKS
                 (Cost $152,098,159) ......................   163,223,426
                                                              -----------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

     KELMOORE STRATEGY(R) FUND                                  AUGUST 31, 2003
     PORTFOLIO OF INVESTMENTS - (CONTINUED)                         (UNAUDITED)
--------------------------------------------------------------------------------

Number of
Contract Shares                         Expiration    Strike           Value
Subject to Call                           Date         Price         (Note 1)
---------------                         ----------    ------       -----------
CALL OPTIONS WRITTEN - (2.4)%++

             CONSUMER GOODS - (0.6)%
600,000      AOL Time Warner Inc. .....  09/20/03      $ 15.0     $   (900,000)
199,100      Merck & Co., Inc. ........  10/18/03        55.0         (258,830)
                                                                  ------------
                                                                    (1,158,830)
                                                                  ------------
             FINANCIAL SERVICES - (0.0)%
 50,000      Fannie Mae ...............  09/20/03        65.0          (75,000)
                                                                  ------------
             MANUFACTURING - (0.6)%
100,000      The Boeing Co. ...........  09/20/03        32.5         (495,000)
150,000      General Motors Corp. .....  09/20/03        37.5         (570,000)
200,000      Tyco International Ltd. ..  09/20/03        20.0         (180,000)
                                                                  ------------
                                                                    (1,245,000)
                                                                  ------------
             RESOURCES - (0.3)%
100,000      ConocoPhillips ...........  09/20/03        55.0         (125,000)
100,000      du Pont (E.I.) de
             Nemours & Co. ............  10/18/03        45.0         (120,000)
150,000      Exxon Mobil Corp. ........  10/18/03        37.5         (135,000)
200,000      Halliburton Co. ..........  10/18/03        25.0         (160,000)
                                                                  ------------
                                                                      (540,000)
                                                                  ------------
             TECHNOLOGY - (0.9)%
600,000      Cisco Systems, Inc. ......  09/20/03        17.5       (1,110,000)
150,000      International Business
             Machines Corp. ...........  09/20/03        85.0          (90,000)
250,000      Microsoft Corp. ..........  09/20/03        25.0         (425,000)
                                                                  ------------
                                                                    (1,625,000)
                                                                  ------------
             TOTAL CALL OPTIONS WRITTEN
             (Premiums received $2,482,061) ...................     (4,643,830)
                                                                  ------------

Number of
Contract Shares                         Expiration    Strike           Value
Subject to Put                            Date         Price         (Note 1)
---------------                         ----------    ------       -----------
PUT OPTIONS WRITTEN - (0.6)%

           FINANCIAL SERVICES - (0.4)%
100,000    American International
           Group, Inc. ..............    09/20/03      $ 60.0     $   (180,000)
100,000    Citigroup Inc. ...........    09/20/03        45.0         (210,000)
100,000    J.P. Morgan Chase & Co. ..    09/20/03        35.0         (140,000)
100,000    Morgan Stanley ...........    09/20/03        50.0         (197,500)
                                                                  ------------
                                                                      (727,500)
                                                                  ------------
           TECHNOLOGY - (0.2)%
200,000    Hewlett-Packard Co.           09/20/03        20.0         (120,000)
 97,200    Microsoft Corp. ..........    09/20/03        30.0         (340,200)
                                                                  ------------
                                                                      (460,200)
                                                                  ------------
           TOTAL PUT OPTIONS WRITTEN
           (Premiums received $1,345,703) ...................       (1,187,700)
                                                                  ------------
           TOTAL OPTIONS WRITTEN
           (Premiums received $3,827,764) ...................       (5,831,530)
                                                                  ------------
CASH AND OTHER ASSETS,
LESS LIABILITIES - 19.1% ....................................       37,214,945
                                                                  ------------
NET ASSETS - 100.0% .........................................     $194,606,841
                                                                  ============

---------------------------------------
+ Non-income producing security.
++All of the written call options have common stocks pledged as collateral.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

     KELMOORE STRATEGY(R) EAGLE FUND                            AUGUST 31, 2003
     PORTFOLIO OF INVESTMENTS                                       (UNAUDITED)
--------------------------------------------------------------------------------

                                                              Value
Shares                                                       (Note 1)
------                                                      ----------
COMMON STOCKS - 77.4%

                 CONSUMER GOODS - 6.1%
350,000          AOL Time Warner Inc.+ ..................   $5,726,000
                                                            ----------
                 FINANCIAL SERVICES - 12.4%
 30,000          The Goldman Sachs Group, Inc. ..........    2,654,700
125,000          J.P. Morgan Chase & Co. ................    4,277,500
 50,000          Merrill Lynch & Co., Inc. ..............    2,689,000
 40,000          Morgan Stanley .........................    1,951,600
                                                            ----------
                                                            11,572,800
                                                            ----------
                 MANUFACTURING - 7.3%
 80,000          Applera Corp. -
                 Applied Biosystems Group ...............    1,740,800
100,000          Tyco International Ltd. ................    2,058,000
100,000          Xilinx, Inc. ...........................    3,084,000
                                                            ----------
                                                             6,882,800
                                                            ----------
                 TECHNOLOGY - 40.9%
 60,000          Analog Devices, Inc.+ ..................    2,460,000
100,000          Apple Computer, Inc. + .................    2,263,000
300,000          Cisco Systems, Inc.+ ...................    5,745,000
100,000          Dell Inc.+ .............................    3,263,000
100,000          Hewlett-Packard Co. ....................    1,992,000
 40,000          International Business Machines Corp. ..    3,280,400
 50,000          Linear Technology Corp. ................    2,061,000
250,000          Microsoft Corp. ........................    6,630,000
500,000          Oracle Corp.+ ..........................    6,390,000
450,000          Sun Microsystems, Inc.+ ................    1,737,000
 50,000          Texas Instruments Inc. .................    1,192,500
250,000          TIBCO Software Inc.+ ...................    1,337,500
                                                            ----------
                                                            38,351,400
                                                            ----------


                                                              Value
Shares                                                       (Note 1)
------                                                      ----------
                 TELECOMMUNICATIONS - 10.7%
100,000          Broadcom Corp.+ ........................   $2,748,000
100,000          Nextel Communications, Inc.+ ...........    1,928,000
 75,000          Nokia Corp. ADR ........................    1,221,750
100,000          QUALCOMM Inc. ..........................    4,128,000
                                                            ----------
                                                            10,025,750
                                                            ----------
                 TOTAL COMMON STOCKS
                 (Cost $72,411,466) .....................   72,558,750
                                                            ----------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

     KELMOORE STRATEGY(R) EAGLE FUND                            AUGUST 31, 2003
     PORTFOLIO OF INVESTMENTS - (CONTINUED)                         (UNAUDITED)
--------------------------------------------------------------------------------

Number of
Contract Shares                         Expiration     Strike         Value
Subject to Call                            Date         Price        (Note 1)
---------------                         ----------     ------       ----------
CALL OPTIONS WRITTEN - (1.3)% ++

             FINANCIAL SERVICES - (0.1)%
 30,000      The Goldman Sachs
             Group, Inc. ..............  09/20/03      $ 90.0      $   (34,500)
 50,000      Merrill Lynch &
             Co., Inc. ................  09/20/03        55.0          (35,000)
 40,000      Morgan Stanley ...........  09/20/03        50.0          (32,000)
                                                                   -----------
                                                                      (101,500)
                                                                   -----------
             MANUFACTURING - (0.2)%
100,000      Xilinx, Inc. .............  09/20/03        30.0         (160,000)
                                                                   -----------
             TECHNOLOGY - (0.6)%
 60,000      Analog Devices,
             Inc. .....................  10/18/03        45.0          (48,000)
100,000      Apple Computer, Inc. .....  09/20/03        20.0         (260,000)
100,000      Dell Inc. ................  09/20/03        32.5          (90,000)
 37,500      International Business
             Machines Corp. ...........  09/20/03        85.0          (22,500)
 50,000      Linear Technology Corp. ..  09/20/03        40.0         (105,000)
 50,000      Texas Instruments Inc. ...  09/20/03        22.5          (87,500)
                                                                   -----------
                                                                      (613,000)
                                                                   -----------
             TELECOMMUNICATIONS - (0.4)%
100,000      Broadcom Corp. ...........  09/20/03        25.0         (245,000)
 75,000      Nokia Corp. ADR ..........  09/20/03        15.0         (112,500)
                                                                   -----------
                                                                      (357,500)
                                                                   -----------
             TOTAL CALL OPTIONS WRITTEN
             (Premiums received $1,038,081) ...................     (1,232,000)
                                                                   -----------

Number of
Contract Shares                         Expiration      Strike        Value
Subject to Put                             Date          Price       (Note 1)
---------------                         ----------      ------     -----------
PUT OPTIONS WRITTEN - (0.7)%

           CONSUMER GOODS - (0.1)%
 75,000    Amgen Inc. ..............     09/20/03      $ 65.0      $   (82,500)
                                                                   -----------
           FINANCIAL SERVICES - (0.1)%
 50,000    Morgan Stanley ..........     09/20/03        50.0          (98,750)
                                                                   -----------
           TECHNOLOGY - (0.5)%
100,000    Hewlett-Packard Co.           09/20/03        20.0          (60,000)
 50,000    Linear Technology
           Corp. ...................     09/20/03        40.0          (45,000)
100,000    Novellus, Inc. ..........     09/20/03        40.0         (165,000)
100,000    VERITAS Software
           Corp. ...................     09/20/03        35.0         (150,000)
                                                                   -----------
                                                                      (420,000)
                                                                   -----------
           TOTAL PUT OPTIONS WRITTEN
           (Premiums received $925,993) ....................          (601,250)
                                                                   -----------
           TOTAL WRITTEN OPTIONS
           (Premiums received $1,964,074) ..................        (1,833,250)
                                                                   -----------
CASH AND OTHER ASSETS,
LESS LIABILITIES - 24.6% ...................................        23,026,374
                                                                   -----------
NET ASSETS - 100.0% ........................................       $93,751,874
                                                                   ===========

---------------------------------------
+ Non-income producing security.
++All of the written call options have common stocks pledged as collateral.
  ADR - American Depository Receipt

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

     KELMOORE STRATEGY(R) LIBERTY FUND                          AUGUST 31, 2003
     PORTFOLIO OF INVESTMENTS                                       (UNAUDITED)
--------------------------------------------------------------------------------

                                                               Value
Shares                                                       (Note 1)
------                                                     -----------
COMMON STOCKS - 80.2%

           CONSUMER GOODS - 28.0%
 20,000    Altria Group, Inc. ..........................   $   824,400
 75,000    AOL Time Warner Inc.+ .......................     1,227,000
  5,000    Eli Lilly and Co. ...........................       332,650
 20,000    The Gillette Co. ............................       649,200
 50,000    The Home Depot, Inc. ........................     1,608,000
 16,800    Johnson & Johnson ...........................       832,944
  3,171    Medco Health Solutions, Inc.+ ...............        84,666
 26,300    Merck & Co. Inc. ............................     1,323,416
 20,000    Pfizer Inc. .................................       598,400
 15,000    The Procter & Gamble Co. ....................     1,309,350
 10,000    Wal-Mart Stores, Inc. .......................       591,700
                                                           -----------
                                                             9,381,726
                                                           -----------
           FINANCIAL SERVICES - 13.4%
 30,000    American International Group, Inc. ..........     1,787,100
 25,000    Citigroup Inc. ..............................     1,083,750
 10,000    Fannie Mae ..................................       647,900
 20,000    Morgan Stanley ..............................       975,800
                                                           -----------
                                                             4,494,550
                                                           -----------
           MANUFACTURING - 8.4%
 50,000    General Electric Co. ........................     1,478,500
 22,500    General Motors Corp. ........................       924,750
 20,000    Tyco International Ltd. .....................       411,600
                                                           -----------
                                                             2,814,850
                                                           -----------

                                                               Value
Shares                                                       (Note 1)
------                                                     -----------
           RESOURCES - 6.9%
 10,000    ConocoPhillips ..............................   $   558,400
 20,000    Exxon Mobil Corp. ...........................       754,000
 20,000    Schlumberger Ltd. ...........................       990,200
                                                           -----------
                                                             2,302,600
                                                           -----------
           TECHNOLOGY - 23.5%
 75,000    Cisco Systems, Inc.+ ........................     1,436,250
 72,000    Hewlett-Packard Co. .........................     1,434,240
 20,000    International Business Machines Corp. .......     1,640,200
 80,000    Microsoft Corp. .............................     2,121,600
 78,400    Oracle Corp.+ ...............................     1,001,952
 10,000    SBC Communications Inc. .....................       224,900
  1,100    Texas Instruments Inc. ......................        26,235
                                                           -----------
                                                             7,885,377
                                                           -----------
           TOTAL COMMON STOCKS
           (Cost $26,990,849) ..........................    26,879,103
                                                           -----------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

     KELMOORE STRATEGY(R) LIBERTY FUND                          AUGUST 31, 2003
     PORTFOLIO OF INVESTMENTS - (CONTINUED)                         (UNAUDITED)
--------------------------------------------------------------------------------

Number of
Contract Shares                         Expiration    Strike          Value
Subject to Call                            Date        Price        (Note 1)
---------------                         ----------    -------      -----------
CALL OPTIONS WRITTEN - (1.8)%++

            CONSUMER GOODS - (0.3)%
 20,000     Altria Group, Inc. ........  09/20/03     $ 40.0       $   (30,000)
 50,000     The Home Depot, Inc. ......  11/22/03       35.0           (32,500)
 15,000     The Procter &
            Gamble Co. ................  09/20/03       90.0            (3,750)
 10,000     Wal-Mart Stores, Inc. .....  09/20/03       55.0           (40,000)
                                                                   -----------
                                                                      (106,250)
                                                                   -----------
            FINANCIAL SERVICES - (0.1)%
 10,000     Fannie Mae ................  09/20/03       65.0           (15,000)
 20,000     Morgan Stanley ............  10/18/03       50.0           (35,000)
                                                                   -----------
                                                                       (50,000)
                                                                   -----------
            MANUFACTURING - (0.7)%
 50,000     General Electric Co. ......  09/20/03       27.5          (105,000)
 22,500     General Motors
            Corp. .....................  09/20/03       37.5           (85,500)
 20,000     Tyco International
            Ltd. ......................  10/18/03       20.0           (27,000)
                                                                   -----------
                                                                      (217,500)
                                                                   -----------
            RESOURCES - (0.2)%
 10,000     ConocoPhillips ............  09/20/03       55.0           (12,500)
 20,000     Exxon Mobil Corp. .........  10/18/03       37.5           (18,000)
 20,000     Schlumberger Ltd. .........  11/22/03       50.0           (47,000)
                                                                   -----------
                                                                       (77,500)
                                                                   -----------
            TECHNOLOGY - (0.5)%
 75,000     Cisco Systems, Inc. .......  09/20/03       17.5          (138,750)
 20,000     International Business
            Machines Corp. ............  09/20/03       85.0           (12,000)
                                                                   -----------
                                                                      (150,750)
                                                                   -----------
            TOTAL CALL OPTIONS WRITTEN
            (Premiums received $425,945) ...................          (602,000)
                                                                   -----------

Number of
Contract Shares                         Expiration    Strike          Value
Subject to Put                             Date        Price        (Note 1)
---------------                         ----------    -------      -----------
PUT OPTIONS WRITTEN - (0.7)%

          CONSUMER GOODS - (0.4)%
10,000    Amgen Inc. ..................  09/20/03     $ 65.0       $   (11,000)
15,000    The Coca-Cola Co. ...........  09/20/03       45.0           (27,750)
18,200    Johnson & Johnson ...........  09/20/03       55.0           (98,280)
                                                                   -----------
                                                                      (137,030)
                                                                   -----------
          FINANCIAL SERVICES - (0.2)%
15,000    American
          Express Co. .................  09/20/03       45.0           (12,375)
20,000    J.P. Morgan
          Chase & Co. .................  09/20/03       35.0           (28,000)
10,000    Merrill Lynch & Co., Inc. ...  10/18/03       50.0           (11,000)
                                                                   -----------
                                                                       (51,375)
                                                                   -----------
          RESOURCES - (0.1)%
 7,500    ChevronTexaco Corp. .........  10/18/03       75.0           (22,125)
                                                                   -----------
          TECHNOLOGY - (0.0)%
20,000    Intel Corp. .................  09/20/03       27.5            (9,000)
15,000    Verizon
          Communications Inc. .........  09/20/03       35.0           (11,250)
                                                                   -----------
                                                                       (20,250)
                                                                   -----------
          TOTAL PUT OPTIONS WRITTEN
          (Premiums received $256,179) .....................          (230,780)
                                                                   -----------
          TOTAL OPTIONS WRITTEN
          (Premiums received $682,124) .....................          (832,780)
                                                                   -----------
CASH AND OTHER ASSETS,
LESS LIABILITIES - 22.3% ...................................         7,481,960
                                                                   -----------
NET ASSETS - 100.0% ........................................       $33,528,283
                                                                   ===========
---------------------------------------
+ Non-income producing security.
++All of the written call options have common stocks pledged as collateral.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

     KELMOORE STRATEGIC TRUST                                   AUGUST 31, 2003
     STATEMENT OF ASSETS AND LIABILITIES                            (UNAUDITED)
--------------------------------------------------------------------------------

                                                                    KELMOORE       KELMOORE STRATEGY(R)   KELMOORE STRATEGY(R)
                                                                STRATEGY(R) FUND        EAGLE FUND            LIBERTY FUND
                                                                ----------------   --------------------   --------------------
ASSETS:
 Investments at market value (Cost $152,098,159, $72,411,466
  and $26,990,849 respectively) (Note 1).......................  $ 163,223,426         $ 72,558,750          $ 26,879,103
 Cash and cash equivalents (Note 1) ...........................      9,024,560            2,413,523               828,211
 Segregated cash for open put option contracts (Note 1) .......     27,246,450           19,818,750             6,234,375
 Receivables:
   Premiums for options written ...............................             --              221,789                    --
   Capital stock sold .........................................      1,847,708              820,749               553,102
   Dividends and interest .....................................        352,332               28,357                41,410
 Prepaid assets ...............................................         56,429               30,813                 8,293
                                                                 -------------         ------------          ------------
    TOTAL ASSETS ..............................................    201,750,905           95,892,731            34,544,494
                                                                 -------------         ------------          ------------
LIABILITIES:
 Payables:
   Investment securities purchased. ...........................         33,055                   --                    --
   Written options closed .....................................             --                   --                18,971
   Capital stock redeemed .....................................        905,357              112,611                72,096
   Advisory fees ..............................................        151,982               84,526                20,516
   Distribution fees (Class C) ................................         84,494               36,326                12,021
   Distribution fees (Class A) ................................         19,535                9,635                 3,736
   Other accrued expenses .....................................        118,111               64,509                56,091
 Option contracts written (Proceeds $3,827,764, $1,964,074
  and $682,124 respectively) (Note 1)..........................      5,831,530            1,833,250               832,780
                                                                 -------------         ------------          ------------
    TOTAL LIABILITIES .........................................      7,144,064            2,140,857             1,016,211
                                                                 -------------         ------------          ------------
NET ASSETS ....................................................  $ 194,606,841         $ 93,751,874          $ 33,528,283
                                                                 =============         ============          ============
CLASS C SHARES:
 Applicable to 26,671,374, 26,728,813 and 2,519,737 shares,
  respectively; unlimited number of shares of beneficial
  interest authorized with $0.001 par value....................  $ 100,555,584         $ 45,501,813          $ 14,822,423
                                                                 =============         ============          ============
 Net asset value, offering and redemption price per
  Class C share ...............................................  $        3.77         $       1.70          $       5.88
                                                                 =============         ============          ============
CLASS A SHARES:
 Applicable to 23,980,067, 27,532,650 and 3,115,584 shares,
  respectively; unlimited number of shares of beneficial
  interest authorized with $0.001 par value....................  $  94,051,257         $ 48,250,061          $ 18,705,860
                                                                 =============         ============          ============
 Net asset value and redemption price per Class A share .......  $        3.92         $       1.75          $       6.00
                                                                 =============         ============          ============
 Offering price per Class A share (Net asset value - 0.945) ...  $        4.15         $       1.85          $       6.35
                                                                 =============         ============          ============
NET ASSETS CONSIST OF:
 Paid-in capital ..............................................  $ 379,375,514         $128,519,047          $ 40,363,545
 Undistributed net investment loss ............................       (827,043)            (750,712)             (161,982)
 Accumulated net realized loss on securities and options ......   (193,063,131)         (34,294,569)           (6,410,878)
 Net unrealized appreciation/(depreciation) on securities
  and options .................................................      9,121,501              278,108              (262,402)
                                                                 -------------         ------------          ------------
  NET ASSETS ..................................................  $ 194,606,841         $ 93,751,874          $ 33,528,283
                                                                 =============         ============          ============

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

     KELMOORE STRATEGIC TRUST                          FOR THE SIX MONTHS ENDED
     STATEMENT OF OPERATIONS                        AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                 KELMOORE       KELMOORE STRATEGY(R)   KELMOORE STRATEGY(R)
                                                             STRATEGY(R) FUND        EAGLE FUND            LIBERTY FUND
                                                             ----------------   --------------------   --------------------
INVESTMENT INCOME:
 Dividends.................................................    $  1,267,781         $   146,413             $  197,263
 Interest (Note 1).........................................          48,680              32,592                  8,939
                                                               ------------         -----------             ----------
  Total Income.............................................       1,316,461             179,005                206,202
                                                               ------------         -----------             ----------
EXPENSES:
 Investment advisory fees (Note 3).........................         886,871             353,712                141,676
 Distribution fees Class C (Note 3)........................         472,015             178,356                 65,883
 Distribution fees Class A (Note 3)........................         103,714              43,839                 18,948
 Accounting fees...........................................          38,956              30,479                 24,549
 Administration fees.......................................          82,048              47,936                 21,251
 Custodian fees............................................          27,273              14,790                 13,522
 Insurance fees............................................          18,729               5,643                  2,624
 Printing fees.............................................          29,629              10,725                  4,519
 Professional fees ........................................          82,927              47,048                 35,627
 Registration fees ........................................          17,240              14,900                 14,840
 Transfer agent fees ......................................         390,723             154,899                 65,010
 Trustees' fees ...........................................          12,400               3,630                  1,972
                                                               ------------         -----------             ----------
   Total Expenses..........................................       2,162,525             905,957                410,421
   Fee Waivers and Expense Reimbursements (Note 3).........         (34,771)                 --                (42,237)
   Recoupment of Fee Waivers and Expense Reimbursements
    (Note 3)...............................................              --              23,662                     --
   Net Expenses............................................       2,127,754             929,619                368,184
                                                               ------------         -----------             ----------
 Net investment loss.......................................        (811,293)           (750,614)              (161,982)
                                                               ------------         -----------             ----------
REALIZED AND UNREALIZED GAIN/(LOSS)
 ON INVESTMENTS:
  Net realized gain from:
   Security transactions...................................      11,371,833           4,672,162              1,310,001
   Options.................................................         416,199           1,751,851                542,455
  Net change in unrealized appreciation/(depreciation) on:
   Security transactions...................................      17,837,673          10,012,667              2,455,803
   Options.................................................      (1,495,625)            (96,928)               (82,496)
                                                               ------------         -----------             ----------
    Net realized and unrealized gain on investments........      28,130,080          16,339,752              4,225,763
                                                               ------------         -----------             ----------
  Net increase in net assets resulting from operations.....    $ 27,318,787         $15,589,138             $4,063,781
                                                               ============         ===========             ==========

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

     KELMOORE STRATEGIC TRUST
     STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                           KELMOORE STRATEGY(R) FUND          KELMOORE STRATEGY(R) EAGLE FUND
                                                      ------------------------------------   -----------------------------------
                                                      Six Months Ended                       Six Months Ended
                                                       August 31, 2003       Year Ended      August 31, 2003      Year Ended
                                                         (Unaudited)     February 28, 2003     (Unaudited)     February 28, 2003
                                                      ----------------   -----------------   ----------------  -----------------
OPERATIONS:
 Net investment loss ...............................   $    (811,293)     $   (2,664,416)     $   (750,614)     $  (1,048,611)
 Net realized gain/(loss) on securities and
  options ..........................................      11,788,032         (78,022,909)        6,424,013        (13,742,530)
 Net change in unrealized appreciation/
  (depreciation) on securities and options .........      16,342,048          28,709,068         9,915,739            814,550
                                                       -------------      --------------      ------------      -------------
 Net increase/(decrease) in net assets resulting
  from operations ..................................      27,318,787         (51,978,257)       15,589,138        (13,976,591)
                                                       -------------      --------------      ------------      -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Realized short-term capital gains:
  Class C ..........................................      (6,061,691)           (123,762)       (4,043,493)           (61,753)
  Class A ..........................................      (5,209,187)            (89,838)       (3,922,715)           (52,454)
 Tax return of capital:
  Class C ..........................................              --          (9,349,097)               --         (4,035,666)
  Class A ..........................................              --          (6,786,498)               --         (3,427,954)
                                                       -------------      --------------      ------------      -------------
 Total distributions to shareholders................     (11,270,878)        (16,349,195)       (7,966,208)        (7,577,827)
                                                       -------------      --------------      ------------      -------------
CAPITAL SHARE TRANSACTIONS:
 Proceeds from shares sold:
  Class C ..........................................      16,367,369          21,426,129        15,940,775         24,757,480
  Class A ..........................................      31,908,917          27,360,356        26,447,997         19,442,480
 Reinvestment of distributions:
  Class C ..........................................       4,131,021           6,659,672         2,777,816          3,125,558
  Class A ..........................................       3,082,870           4,074,682         2,484,862          2,280,817
 Cost of shares redeemed:
  Class C ..........................................     (13,467,334)        (56,105,445)       (5,368,042)        (8,421,871)
  Class A ..........................................     (16,965,685)        (45,677,359)       (8,803,318)       (10,421,740)
                                                       -------------      --------------      ------------      -------------
 Increase/(decrease) in net assets derived from
  capital share transactions (a) ...................      25,057,158         (42,261,965)       33,480,090         30,762,724
                                                       -------------      --------------      ------------      -------------
   TOTAL INCREASE/(DECREASE) IN NET ASSETS .........      41,105,067        (110,589,417)       41,103,020          9,208,306
                                                       -------------      --------------      ------------      -------------
NET ASSETS:
 Beginning of period ...............................     153,501,774         264,091,191        52,648,854         43,440,548
                                                       -------------      --------------      ------------      -------------
 End of period .....................................   $ 194,606,841         153,501,774      $ 93,751,874      $  52,648,854
                                                       =============      ==============      ============      =============
 (a) Transactions in capital stock were:
  Shares sold:
   Class C. ........................................       4,403,768           5,410,098         9,659,135         13,176,743
   Class A .........................................       8,292,023           6,810,600        15,618,460         10,435,093
  Shares issued through reinvestment
    of distributions:
   Class C .........................................       1,116,758           1,770,193         1,703,290          1,852,484
   Class A .........................................         802,048           1,060,233         1,482,278          1,321,129
  Shares redeemed:
   Class C. ........................................      (3,672,738)        (14,171,880)       (3,343,736)        (4,730,481)
   Class A .........................................      (4,377,208)        (10,958,265)       (5,171,492)        (5,463,503)
                                                       -------------      --------------      ------------      -------------
 Increase/(decrease) in shares outstanding .........       6,564,651         (10,079,021)       19,947,935         16,591,465
                                                       =============      ==============      ============      =============


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

     KELMOORE STRATEGIC TRUST
     STATEMENT OF CHANGES IN NET ASSETS - (CONTINUED)
--------------------------------------------------------------------------------

                                                                               KELMOORE STRATEGY(R) LIBERTY FUND
                                                                              -------------------------------------
                                                                              Six Months Ended
                                                                              August 31, 2003        Year Ended
                                                                                (Unaudited)       February 28, 2003
                                                                              ----------------    -----------------
OPERATIONS:
 Net investment loss......................................................     $   (161,982)        $   (366,957)
 Net realized gain/(loss) on securities and options.......................        1,852,456           (6,515,285)
 Net change in unrealized appreciation/(depreciation) on
  securities and options..................................................        2,373,307             (188,083)
                                                                               ------------         ------------
 Net increase/(decrease) in net assets resulting from operations..........        4,063,781           (7,070,325)
                                                                               ------------         ------------
DISTRIBUTIONS TO SHAREHOLDERS
 FROM:
  Realized short-term capital gains:
   Class C................................................................         (652,051)            (812,871)
   Class A................................................................         (752,569)            (851,707)
  Tax return of capital:
   Class C................................................................               --             (341,443)
   Class A................................................................               --             (357,756)
                                                                               ------------         ------------
 Total distributions to shareholders......................................       (1,404,620)          (2,363,777)
                                                                               ------------         ------------
CAPITAL SHARE TRANSACTIONS:
 Proceeds from shares sold:
  Class C.................................................................        4,976,845           10,069,349
  Class A.................................................................        6,466,179           11,912,640
 Reinvestment of distributions:
  Class C.................................................................          427,501              773,957
  Class A.................................................................          431,300              705,555
 Cost of shares redeemed:
  Class C.................................................................       (3,315,601)          (9,401,919)
  Class A.................................................................       (2,172,104)          (7,362,565)
                                                                               ------------         ------------
 Increase/(decrease) in net assets derived from capital
  share transactions (a)..................................................        6,814,120            6,697,017
                                                                               ------------         ------------
   TOTAL INCREASE/(DECREASE) IN NET ASSETS................................        9,473,281           (2,737,085)
                                                                               ------------         ------------
NET ASSETS:
 Beginning of period......................................................       24,055,002           26,792,087
                                                                               ------------         ------------
 End of period............................................................     $ 33,528,283         $ 24,055,002
                                                                               ============         ============
 (a) Transactions in capital stock were:
  Shares sold:
   Class C................................................................          846,857            1,615,930
   Class A................................................................        1,084,632            1,884,227
  Shares issued through reinvestment of distributions:
   Class C................................................................           73,921              132,871
   Class A................................................................           73,238              121,080
  Shares redeemed:
   Class C................................................................         (569,706)          (1,546,203)
   Class A................................................................         (369,077)          (1,270,103)
                                                                               ------------         ------------
 Increase/(decrease) in shares outstanding................................        1,139,865              937,802
                                                                               ============         ============


                       See Notes to Financial Statements.

                       This page left intentionally blank

--------------------------------------------------------------------------------

     KELMOORE STRATEGIC TRUST
     FINANCIAL HIGHLIGHTS                                       AUGUST 31, 2003
--------------------------------------------------------------------------------

The table below sets forth financial data for one share of beneficial interest outstanding throughout the periods presented.

                                                                                 KELMOORE STRATEGY(R) FUND
                                                     ----------------------------------------------------------------------------
                                                        Six Months Ended
                                                        August 31, 2003                 Year Ended               Year Ended
                                                          (Unaudited)               February 28, 2003         February 28, 2002
                                                     ----------------------        --------------------     ---------------------
                                                      Class C       Class A        Class C     Class A       Class C     Class A
                                                     --------       -------        -------     --------     --------    --------
Net asset value, beginning of period ............... $   3.43       $  3.55        $   4.83    $   4.94     $   6.33    $   6.41
                                                     --------       -------        --------    --------     --------    --------
 Income from investment operations:
 Net investment loss................................    (0.02)        (0.01)          (0.07)      (0.04)       (0.08)      (0.04)
 Net realized and unrealized
  gain/(loss) on investments........................     0.60          0.62           (0.98)      (1.00)       (0.88)      (0.89)
                                                     --------       -------        --------    --------     --------    --------
   Total from investment operations.................     0.58          0.61           (1.05)      (1.04)       (0.96)      (0.93)
                                                     --------       -------        --------    --------     --------    --------
 Less distributions from:
 Realized capital gains.............................    (0.24)        (0.24)          (0.01)      (0.01)       (0.04)      (0.04)
 Tax return of capital..............................       --            --           (0.34)      (0.34)       (0.50)      (0.50)
                                                     --------       -------        --------    --------     --------    --------
Net asset value, end of period...................... $   3.77       $  3.92        $   3.43    $   3.55     $   4.83    $   4.94
                                                     ========       =======        ========    ========     ========    ========
Total return........................................    17.17%(2)     17.43%(2,+)    (22.04)%    (21.31)%+    (16.00)%    (15.31)%+
Ratios/Supplemental Data
 Net assets, end of period (in 000s)................ $100,556       $94,051        $ 85,182    $ 68,349     $153,639    $110,452
 Ratio of expenses to average net assets:
   Before fee waivers and expense reimbursements....     2.79%(1)      2.04%(1)        2.74%       1.99%        2.51%       1.76%
   After fee waivers and expense reimbursements.....     2.75%(1)      2.00%(1)        2.73%       1.98%        2.51%       1.76%
 Ratio of net investment loss to average
  net assets:
   Before fee waivers and expense reimbursements....    (1.30)%(1)    (0.55)%(1)      (1.74)%     (0.99)%      (1.40)%     (0.65)%
   After fee waivers and expense reimbursements.....    (1.26)%(1)    (0.51)%(1)      (1.72)%     (0.97)%      (1.40)%     (0.65)%
 Portfolio turnover rate............................   114.25%(1)    114.25%(1)      111.73%     111.73%      133.04%     133.04%

------------------
 * Kelmoore Strategy Class C and Class A commenced operations on May 3, 1999 and October 25, 1999, respectively.
 1 Annualized.
 2 Not Annualized.
 # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.
 + Total return calculation does not reflect sales load.


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

     KELMOORE STRATEGIC TRUST
     FINANCIAL HIGHLIGHTS - (CONTINUED)                          AUGUST 31, 2003
--------------------------------------------------------------------------------

                       KELMOORE STRATEGY(R) FUND
       ---------------------------------------------------------
             Year Ended                       Period Ended
          February 28, 2001                February 29, 2000
       -----------------------         -------------------------
        Class C        Class a         Class C*         Class A*
       --------        -------         --------         --------
       $   8.80        $  8.84         $  10.00         $   9.43
       --------        -------         --------         --------

          (0.07)         (0.01)           (0.05)#             --#

          (0.99)         (1.01)            0.59             0.44
       --------        -------         --------         --------
          (1.06)         (1.02)            0.54             0.44
       --------        -------         ---------        --------
          (1.41)         (1.41)           (1.74)           (1.03)
             --             --               --               --
       --------        -------         --------         --------
       $   6.33        $  6.41         $   8.80         $   8.84
       ========        =======         ========         =======
         (14.61)%       (14.05)%+          5.54%(2)          4.55%(2,+)

       $177,870        $93,728         $116,051         $15,490

           2.41%          1.66%            3.20%(1)        2.45%(1)
           2.41%          1.66%            3.00%(1)        2.25%(1)

          (0.89)%        (0.14)%          (1.82)%(1)      (1.07)%(1)
          (0.89)%        (0.14)%          (1.62)%(1)      (0.87)%(1)
         166.43%        166.43%          218.66%(2)      218.66%(2)

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

     KELMOORE STRATEGIC TRUST
     FINANCIAL HIGHLIGHTS - (CONTINUED)                          AUGUST 31, 2003
--------------------------------------------------------------------------------

The table below sets forth financial data for one share of beneficial interest outstanding throughout the periods presented.

                                                           KELMOORE STRATEGY(R) EAGLE FUND
                                                   ------------------------------------------------
                                                     Six Months Ended
                                                      August 31, 2003               Year Ended
                                                        (Unaudited)              February 28, 2003
                                                   ---------------------        -------------------
                                                   Class C       Class A        Class C     Class A
                                                   -------       -------        -------     -------
Net asset value, beginning of period ...........   $  1.52       $  1.55        $  2.43     $  2.47
                                                   -------       --------       -------     -------
 Income from investment operations:
 Net investment loss ...........................     (0.02)        (0.01)         (0.05)      (0.03)
 Net realized and unrealized (loss)
  on investments ...............................      0.38          0.39          (0.57)      (0.60)
                                                   -------       -------        -------     -------
   Total from investment operations ............      0.36          0.38          (0.62)      (0.63)
                                                   -------       -------        -------     -------
 Less distributions from:
 Realized capital gains ........................     (0.18)        (0.18)         (0.01)      (0.01)
 Tax return of capital .........................        --            --          (0.28)      (0.28)
                                                   -------       -------        -------     -------
Net asset value, end of period .................   $  1.70       $  1.75        $  1.52     $  1.55
                                                   =======       =======        =======     =======
Total return . .................................     25.01%(2)     25.85%(2,+)   (26.12)%    (26.09)%+
Ratios/Supplemental Data
 Net assets, end of period (in 000s) ...........   $45,502       $48,250        $28,414     $24,235
 Ratio of expenses to average net assets:
   Before fee waivers and expense
    reimbursements .............................      3.00%(1)      2.25%(1)       3.12%       2.37%
   After fee waivers and expense
    reimbursements .............................      3.00%(1)      2.25%(1)       3.00%       2.25%
 Ratio of net investment loss to average
  net assets:
   Before fee waivers and expense
    reimbursements .............................     (2.48)%(1)    (1.73)%(1)     (2.71)%     (1.96)%
   After fee waivers and expense
    reimbursements .............................     (2.48)%(1)    (1.73)%(1)     (2.58)%     (1.83)%
 Portfolio turnover rate .......................    152.18%(1)    152.18%(1)      87.97%      87.97%

[WIDE TABLE CONTINUED FROM ABOVE]

                                                          KELMOORE STRATEGY(R) EAGLE FUND
                                                   -----------------------------------------------
                                                       Year Ended               Period Ended
                                                    February 28, 2002         February 28, 2001
                                                   -------     -------     -----------------------
                                                   Class C     Class A     Class C**     Class A**
                                                   -------     -------     ---------     ---------
Net asset value, beginning of period ...........   $  3.57     $  3.59      $ 10.00      $ 10.00
                                                   -------     -------      -------      -------
 Income from investment operations:
 Net investment loss ...........................     (0.08)      (0.04)       (0.10)#      (0.07)#
 Net realized and unrealized (loss)
  on investments ...............................     (0.56)      (0.58)       (4.62)       (4.63)
                                                   -------     -------      --------     -------
   Total from investment operations ............     (0.64)      (0.62)       (4.72)       (4.70)
                                                   -------     -------      -------      -------
 Less distributions from:
 Realized capital gains ........................     (0.02)      (0.02)       (1.71)       (1.71)
 Tax return of capital .........................     (0.48)      (0.48)          --           --
                                                   -------     -------      -------      -------
Net asset value, end of period .................   $  2.43     $  2.47      $  3.57      $  3.59
                                                   =======     =======      =======      =======
Total return ...................................    (19.25)%    (18.51)%+    (55.26)%(2)  (55.04)%(2,+)
Ratios/Supplemental Data
 Net assets, end of period (in 000s) ...........   $20,475     $22,965      $14,884      $ 8,411
 Ratio of expenses to average net assets:
   Before fee waivers and expense
    reimbursements .............................      2.99%       2.24%        4.13%(1)     3.38%(1)
   After fee waivers and expense
    reimbursements .............................      2.99%       2.24%        2.99%(1)     2.24%(1)
 Ratio of net investment loss to average
  net assets:
   Before fee waivers and expense
    reimbursements .............................     (2.68)%     (1.93)%      (3.62)%(1)   (2.87)%(1)
   After fee waivers and expense
    reimbursements .............................     (2.68)%     (1.93)%      (2.47)%(1)   (1.72)%(1)
 Portfolio turnover rate .......................    119.01%     119.01%       83.44%(2)    83.44%(2)

------------------
** Kelmoore Strategy Eagle Class C and Class A commenced operations on June
   29, 2000.
1  Annualized.
2  Not Annualized.
# Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.
+  Total return calculation does not reflect sales load.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

     KELMOORE STRATEGIC TRUST
     FINANCIAL HIGHLIGHTS - (CONTINUED)                         AUGUST 31, 2003
--------------------------------------------------------------------------------

The table below sets forth financial data for one share of beneficial interest outstanding throughout the periods presented.

                                                           KELMOORE STRATEGY(R) LIBERTY FUND
                                                   ------------------------------------------------
                                                     Six Months Ended
                                                       August 31, 2003              Year Ended
                                                         (Unaudited)             February 28, 2003
                                                   ----------------------       -------------------
                                                   Class C        Class A       Class C     Class A
                                                   -------        -------       -------     -------
Net asset value, beginning of period ...........   $  5.31        $  5.39       $  7.50     $  7.56
                                                   -------        --------      -------     -------
 Income from investment operations:
 Net investment loss ...........................     (0.04)         (0.02)        (0.11)      (0.06)
 Net realized and unrealized (loss)
  on investments ...............................      0.90           0.92         (1.52)      (1.55)
                                                   -------        -------       -------     -------
   Total from investment operations ............      0.86           0.90         (1.63)      (1.61)
                                                   -------        -------       -------     -------
 Less distributions from:
 Realized capital gains ........................     (0.29)         (0.29)        (0.39)      (0.39)
 Tax return of capital .........................        --             --         (0.17)      (0.17)
                                                   -------        -------       -------     -------
Net asset value, end of period .................   $  5.88        $  6.00       $  5.31     $  5.39
                                                   =======        =======       =======     =======
Total return ...................................     16.31%(2)      16.82%(2,+)  (22.11)%    (21.65)%+
Ratios/Supplemental Data
 Net assets, end of period (in 000s) ...........   $14,822        $18,706       $11,509     $12,546
 Ratio of expenses to average net assets:
   Before fee waivers and expense
    reimbursements .............................      3.28%(1)       2.53%(1)      3.30%       2.55%
   After fee waivers and expense
    reimbursements .............................      3.00%(1)       2.25%(1)      3.00%       2.25%
 Ratio of net investment loss to average
  net assets:
   Before fee waivers and expense
    reimbursements .............................     (1.83)%(1)     (1.09)%(1)    (2.13)%     (1.38)%
   After fee waivers and expense
    reimbursements .............................     (1.55)%(1)     (0.81)%(1)    (1.83)%     (1.08)%
 Portfolio turnover rate .......................    189.50%(1)     189.50%(1)    111.37%     111.37%

[WIDE TABLE CONTINUED FROM ABOVE]

                                                           KELMOORE STRATEGY(R) LIBERTY FUND
                                                   -------------------------------------------------
                                                        Year Ended                 Period Ended
                                                     February 28, 2002           February 28, 2001
                                                   ----------------------   ------------------------
                                                   Class C      Class A     Class C***    Class A***
                                                   -------      -------     ----------    ----------
Net asset value, beginning of period ...........   $  8.93      $  8.94      $ 10.00       $ 10.00
                                                   -------      -------      -------       -------
 Income from investment operations:
 Net investment loss ...........................     (0.10)       (0.05)       (0.02)#       (0.01)#
 Net realized and unrealized (loss)
  on investments ...............................     (0.31)       (0.31)       (1.00)        (1.00)
                                                   -------      -------      -------       -------
   Total from investment operations ............     (0.41)       (0.36)       (1.02)        (1.01)
                                                   -------      -------      -------       -------
 Less distributions from:
 Realized capital gains ........................     (1.02)       (1.02)       (0.05)        (0.05)
 Tax return of capital .........................        --           --           --            --
                                                   -------      -------      -------       -------
Net asset value, end of period .................   $  7.50      $  7.56      $  8.93       $  8.94
                                                   =======      =======      =======       =======
Total return ...................................     (5.00)%      (4.39)%+    (10.21)%(2)   (10.11)%(2,+)
Ratios/Supplemental Data
 Net assets, end of period (in 000s) ...........   $14,753      $12,039      $ 2,072       $   736
 Ratio of expenses to average net assets:
   Before fee waivers and expense
    reimbursements .............................      4.53%        3.78%       19.58%(1)     18.83%(1)
   After fee waivers and expense
    reimbursements .............................      3.00%        2.25%        3.00%(1)      2.25%(1)
 Ratio of net investment loss to average
  net assets:
   Before fee waivers and expense
    reimbursements .............................     (3.57)%      (2.82)%     (17.88)%(1)   (17.13)%(1)
   After fee waivers and expense
    reimbursements .............................     (2.04)%      (1.29)%      (1.30)%(1)    (0.55)%(1)
 Portfolio turnover rate .......................    131.62%      131.62%       50.94%(2)     50.94%(2)

------------------
*** Kelmoore Strategy Liberty Class C and Class A commenced operations on
    December 26, 2000.
 1  Annualized.
 2  Not Annualized.
 # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.
 +  Total return calculation does not reflect sales load.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

     KELMOORE STRATEGIC TRUST
     NOTES TO FINANCIAL STATEMENTS                              AUGUST 31, 2003
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Kelmoore Strategic Trust (the "Trust"), an open-end management investment company, was organized as a Delaware statutory trust on November 30, 1998. The Trust operates as a series company and, at August 31, 2003, consisted of three non-diversified investment portfolios (each a "Fund" and collectively the "Funds"), Kelmoore Strategy(R) Fund ("Strategy"), KELMOORE STRATEGY(R) EAGLE FUND ("Eagle") and KELMOORE STRATEGY(R) LIBERTY FUND ("Liberty"). Each Fund's primary goal is to maximize realized gains from writing covered options on common stocks. The Strategy Fund's main strategy is to purchase the common stocks of a limited number of large cap companies with market capitalization in excess of $10 billion with strong financial fundamentals and to continually sell or "write" related covered call options against substantially all the shares of stock it owns. The Eagle Fund's main strategy is to purchase the common stocks of a limited number of mid and large cap companies with market capitalization in excess of $1 billion with strong financial fundamentals and to continually sell or "write" related covered call options against substantially all the shares of stock it owns. The Liberty Fund's main strategy is to purchase the common stocks of a limited number of large cap companies with market capitalization in excess of $10 billion with strong financial fundamentals and to continually sell or "write" related covered call options against substantially all the shares of stock it owns. As a secondary strategy, the Funds may "write" secured put options either to earn additional option premiums (anticipating that the price of the underlying security will remain stable or rise during the option period and the option will therefore not be exercised) or to acquire the underlying security at a net cost below the current value. The Funds also seek to protect or "hedge" the portfolios against a decline in the value of the stocks the Funds own by acquiring put options. The Funds' authorized capital consists of an unlimited number of shares of beneficial interest of $0.001 par value. The Funds offer two classes of shares (Class A and Class C). The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.


A. SECURITY VALUATION. The Funds' securities are valued based on market value or, where market quotations are not readily available, based on fair value as determined in good faith pursuant to procedures approved by the Board of Trustees. Equity securities traded on any U.S. or foreign exchange are valued at the last sale price on the exchange or system in which they are principally traded on the valuation date. Securities for which the primary market is the National Association of Securities Dealers' Automated Quotation System ("NASDAQ") are valued at the NASDAQ Official Closing Price. If there is no sale on the valuation date, securities traded principally on a U.S. exchange are valued at the mean between the closing bid and asked prices or on a foreign exchange at the most recent closing price. Equity securities which are traded in the over-the-counter market only, but which are not included in the NASDAQ, will be valued at the last sale price on the valuation day or, if no sale occurs, at the mean between the last bid and asked prices. Debt securities and money market instruments with a remaining maturity of less than sixty days will be valued at amortized cost.


B. OPTION VALUATION. Exchange traded options are valued at the last sale price on the exchange where the options are principally traded or, if no sale occurs, at the mean between the last bid and asked price.


When a Fund writes an option, there is no taxable event. An amount equal to the premium received is recorded by the Fund as an asset and an equivalent liability. The liability is thereafter valued to reflect the current value of the option. If the option is not exercised and expires, or if the Fund effects a closing purchase transaction, the Fund will realize a gain (or a loss in the case of a closing purchase transaction where the cost exceeds the original premium received) and the liability related to the option will be extinguished. Any such gain or loss is a short-term capital gain

--------------------------------------------------------------------------------

     KELMOORE STRATEGIC TRUST
     NOTES TO FINANCIAL STATEMENTS - (CONTINUED)                AUGUST 31, 2003
--------------------------------------------------------------------------------

or loss for federal income tax purposes, except that any loss realized when the Fund closes certain covered call options whose underlying security is trading above the exercise price of the option will be long-term capital loss if the hypothetical sale of the underlying security on the date of such transaction would have given rise to a long-term capital gain. If a call option which the Fund has written on any equity security is exercised, the Fund realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Fund has written on an equity security is exercised, the amount of the premium originally received will reduce the cost of the security which the Fund purchases upon exercise of the option. When a Fund writes a put option, the Fund must deposit cash or U.S. Government securities into a segregated account equal to the put option's exercise value (number of shares times strike price).

The risk in writing a call option is that the Fund may forego the opportunity of profit if the market value of the underlying security increases and the option is exercised, although any potential loss would be reduced by the amount of option premium received.

The risk in writing a put option is that the Fund may be called on to pay the exercise price of the option for a security that has decreased (potentially to zero) in market price, although any potential loss would be reduced by the amount of option premium received.

Generally, option transactions also involve risks concerning the liquidity of the options market. An illiquid market for an option may limit the Fund's ability to write options or enter closing transactions. As the options written by the Fund are traded on a national exchange, counterparty and credit risk are limited to the failure of the exchange on which the options are traded.

C. INVESTMENT INCOME AND SECURITIES TRANSACTIONS. Securities transactions are accounted for on the date the securities are purchased or sold (trade date). Cost is determined and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Dividend income is reported on the ex-dividend date. Interest income and expenses are accrued daily.

D. DISTRIBUTIONS TO SHAREHOLDERS. The Funds will distribute substantially all of their net investment income and short-term capital gains monthly and long-term capital gains, if any, annually. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

E. FEDERAL INCOME TAXES. The Funds' policy is to continue to comply with all requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their taxable income and capital gains to shareholders. The Funds do not expect to be subject to income tax, therefore, no federal income tax provisions will be required.

F. CASH AND CASH EQUIVALENTS. Uninvested cash is swept daily into an interest bearing account at PFPC Trust Company. The interest is paid to the Funds on a monthly basis.

G. USE OF ESTIMATES. In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------

     KELMOORE STRATEGIC TRUST
     NOTES TO FINANCIAL STATEMENTS - (CONTINUED)                AUGUST 31, 2003
--------------------------------------------------------------------------------

H. NET ASSET VALUE AND CALCULATION OF EXPENSES. The net asset value per share of each class is calculated daily by allocating investment income, realized and unrealized gains and losses and expenses (other than class specific expenses) to each class of shares based upon the value of shares outstanding attributed to each class at the beginning of each day. Distribution expenses are solely borne by and charged to the respective class of shares.


NOTE 2 - PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities, other than short-term investments, during the six months ended August 31, 2003 were as follows:


                                           Purchases        Sales
                                          -----------    ------------
Strategy Fund ..........................  $95,588,894    $110,053,043
Eagle Fund .............................   57,988,922      45,731,927
Liberty Fund ...........................   24,559,821      24,036,977

Transactions in option contracts written for the six months ended August 31, 2003 were as follows:

                                                   STRATEGY FUND                          EAGLE FUND
                                           ------------------------------       ----------------------------
                                            Contracts          Premium          Contracts          Premium
                                           -----------      -------------       ----------      ------------
Outstanding at February 28, 2003 .........   5,524,100      $   6,783,109        1,040,000      $  1,300,002
Options written during period ............  23,088,900         34,638,988        8,966,600        13,502,334
Options exercised during period ..........  (4,040,500)        (7,169,941)      (2,410,000)       (3.082,174)
Options expired during period ............    (173,600)          (162,628)         (19,100)          (23,953)
Options closed during period ............. (20,852,600)       (30,261,764)      (6,310,000)       (9,732,135)
                                           -----------      -------------       ----------      ------------
Outstanding at August 31, 2003 ...........   3,546,300      $   3,827,764        1,267,500      $  1,964,074
                                           ===========      =============       ==========      ============

                                                   LIBERTY FUND
                                            -----------------------------
                                             Contracts        Premium
                                            -----------     -------------

Outstanding at February 28, 2003 .........     504,800      $    621,285
Options written during period ............   2,314,200         3,325,179
Options exercised during period ..........    (858,900)       (1,121,880)
Options expired during period ............     (60,000)          (64,619)
Options closed during period .............  (1,406,900)       (2,077,841)
                                            ----------      ------------
Outstanding at August 31, 2003 ...........     493,200      $    682,124
                                            ==========      ============


NOTE 3 - INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Kelmoore Investment Company, Inc. (the "Advisor"), a registered investment advisor, provides the Funds with investment management services. The Advisor receives a fee, computed daily and paid monthly, based on an annual rate of 1.00% of the average daily net assets from each of the Funds. The Advisor has contractually agreed to waive all or a portion of its fees and to reimburse certain expenses of the Funds as stated below. The total operating expenses for the period on the Strategy Fund will not exceed 2.00% for Class A and 2.75% for Class C, and for the Eagle and Liberty Funds will not exceed 2.25% for Class A and 3.00% for Class C. The fee waiver and reimbursement arrangement will continue at least through June 30, 2004. Any waiver or reimbursement by the Advisor is subject to recoupment from the Funds within the following three years, to the extent such recoupment would not cause total

--------------------------------------------------------------------------------

     KELMOORE STRATEGIC TRUST
     NOTES TO FINANCIAL STATEMENTS - (CONTINUED)                AUGUST 31, 2003
--------------------------------------------------------------------------------

expenses to exceed any current expense limitation. During the six month period ended August 31, 2003, the Advisor recouped $23,662 of waived or reimbursed expenses on the Eagle Fund.

At August 31, 2003, the balance of recoupable expenses for each Fund was as follows:

                              2004      2005       2006       2007       Total
                            -------   --------   -------    -------    --------
Strategy Fund ..........    $    --   $     --   $    --    $34,771    $ 34,771
Eagle Fund .............     70,068     41,192    67,247         --     178,507
Liberty Fund ...........     68,994    131,209    76,822     42,237     319,262

The Funds have, on behalf of the Class A and Class C shares, adopted plans pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (each a "Plan"), that allow the Funds to pay distribution and service fees for the sale and distribution of its shares and for services provided to shareholders. The Plan for Class A shares permits the Funds to reimburse the Advisor, as the Funds' distributor (the "Distributor"), an annual fee not to exceed 0.25% of the average daily net assets of the Class A shares. The Plan for Class C shares permits the Funds to reimburse the Distributor an annual fee not to exceed 0.75% of the average daily net assets of the Class C shares. In addition, the Plan for Class C shares permits the Funds to reimburse the Distributor for payments to dealers or others, an annual service fee not to exceed 0.25% of the average daily net assets of the Class C shares. For the six months ended August 31, 2003, the Strategy Fund reimbursed the Distributor $575,729 ($103,714 for Class A and $472,015 for Class C), the Eagle Fund reimbursed the Distributor $222,195 ($43,839 for Class A and $178,356 for Class
C) and the Liberty Fund reimbursed the Distributor $84,831 ($18,948 for Class A and $65,883 for Class C) for distribution and servicing expenses incurred.

The Strategy, Eagle and Liberty Funds' Class A shares are subject to initial sales charges imposed at the time of purchase, in accordance with each Fund's current prospectus. For the six months ended August 31, 2003, sales charges received by Kelmoore Investment Company, as the Funds' distributor, were as follows:

Strategy .........................  $896,984
Eagle ............................   680,274
Liberty ..........................   258,343

A. SERVICES AGREEMENT. The Funds have entered into a Services Agreement with PFPC Inc. Under the Services Agreement, PFPC Inc. provides certain transfer agency, administrative and accounting services. The Funds have entered into a Custodian Services Agreement with PFPC Trust Company dated April 30, 2003.

B. BROKERAGE COMMISSIONS. The Funds place substantially all their securities transactions, including transactions involving options, through the Advisor, a registered broker-dealer ("Kelmoore"), in accordance with procedures adopted by the Trustees. The Funds will not deal with Kelmoore (or any affiliate) in any transaction in which Kelmoore (or any affiliate) acts as principal, except in accordance with rules promulgated by the Securities and Exchange Commission. For the six months ended August 31, 2003, the Funds have paid $2,879,976, $1,133,314 and $300,802 for the Strategy, Eagle and Liberty Funds, respectively, in brokerage commissions to Kelmoore and affiliated parties. Pershing(R) acts as the clearing broker for the Funds' transactions and is compensated by Kelmoore for these services. Pershing(R) is not an affiliate of Kelmoore.

C. OFFICER AND TRUSTEE COMPENSATION. Certain officers and Trustees of the Funds are affiliated persons of the Advisor and the Distributor. No officer, Trustee or employee of the Advisor, PFPC Inc., or any affiliate thereof, receives

--------------------------------------------------------------------------------

     KELMOORE STRATEGIC TRUST
     NOTES TO FINANCIAL STATEMENTS - (CONTINUED)                AUGUST 31, 2003
--------------------------------------------------------------------------------

any compensation from the Trust for serving as an officer or Trustee of the Trust. The Trust pays each Trustee who is not an affiliated person of the Advisor, PFPC Inc., or any affiliate thereof, an annual retainer of $8,000, payable in quarterly installments, and the Trust reimburses expenses incurred by the Trustees for attendance at Trustee meetings.


NOTE 4 - TAX DISCLOSURE

At February 28, 2003, the Funds had capital loss carryforwards for Federal income tax purposes as follows:

                                                     Capital Loss     Year of
Fund                                                 Carryforward    Expiration
----                                                 ------------    ----------
Strategy .........................................  $(113,450,966)     2010
                                                      (62,519,008)     2011
Eagle ............................................    (15,154,727)     2010
                                                      (12,523,236)     2011
Liberty ..........................................     (5,393,892)     2011

The tax character of dividends and distributions paid during the years ended February 28, 2002 and 2003 was as follows:

                                                         STRATEGY FUND
                                    -------------------------------------------------------
                                        2002        Per share         2003        Per share
                                    -----------     ---------     -----------     ---------
Ordinary income ................    $ 2,728,964     $  0.0387     $   213,600     $  0.0046
Long-term capital gain .........             --            --              --            --
Return of capital ..............     24,106,343        0.5004      16,135,595        0.3447
                                    -----------     ---------     -----------     ---------
Total ..........................    $26,835,307     $  0.5391     $16,349,195     $  0.3493
                                    ===========     =========     ===========     =========

                                                            Eagle Fund
                                    -------------------------------------------------------
                                        2002        Per share         2003        Per share
                                    -----------     ---------     -----------     ---------

Ordinary income ................    $   403,327     $  0.0223     $   114,207     $  0.0044
Long-term capital gain .........             --            --              --            --
Return of capital ..............      5,283,619        0.4774       7,463,620        0.2873
                                    -----------     ---------     -----------     ---------
Total ..........................    $ 5,686,946     $  0.4997     $ 7,577,827     $  0.2917
                                    ===========     =========     ===========     =========

                                                          Liberty Fund
                                    -------------------------------------------------------
                                        2002        Per share         2003        Per share
                                    -----------     ---------     -----------     ---------

Ordinary income ................    $   940,328     $  0.9874     $ 1,664,578     $  0.3921
Long-term capital gain .........         65,310        0.0356              --            --
Return of capital ..............             --            --         699,199        0.1646
                                    -----------     ---------     -----------     ---------
Total ..........................    $ 1,005,638     $  1.0230     $ 2,363,777     $  0.5567
                                    ===========     =========     ===========     =========

--------------------------------------------------------------------------------

     KELMOORE STRATEGIC TRUST
     NOTES TO FINANCIAL STATEMENTS - (CONTINUED)                AUGUST 31, 2003
--------------------------------------------------------------------------------

As of February 28, 2003, the components of Distributable Earnings/(Accumulated Losses) on a tax basis were as follows:

                                                                      STRATEGY FUND        EAGLE FUND      LIBERTY FUND
                                                                      -------------      ------------      ------------
Undistributed ordinary income ....................................    $     (15,750)     $        (98)     $        --
Undistributed long-term capital gain .............................               --                --               --
Capital loss carryforwards including straddle deferrals ..........     (176,518,094)      (27,930,389)      (5,394,308)
Post-October losses ..............................................               --                --               --
Unrealized depreciation ..........................................      (24,282,738)      (14,459,616)      (4,100,115)
                                                                      -------------      ------------      -----------
Total Distributable Earnings/(Accumulated Losses) ................    $(200,816,582)     $(42,390,103)     $(9,494,423)
                                                                      =============      ============      ===========

                       This page left intentionally blank

--------------------------------------------------------------------------------
       FOR MORE INFORMATION
--------------------------------------------------------------------------------

       ADMINISTRATOR, TRANSFER AGENT AND      COUNSEL
       FUND ACCOUNTING AGENT                  Sutherland Asbill & Brennan LLP
       PFPC Inc.                              1275 Pennsylvania Avenue, NW
       760 Moore Road                         Washington, D.C. 20004-2415
       King of Prussia, PA 19406
       (877) 328-9456                         INDEPENDENT ACCOUNTANTS
                                              PricewaterhouseCoopers LLP
       CUSTODIAN                              333 Market Street
       PFPC Trust Company                     San Francisco, CA 94105
       Eastwick Center
       8800 Tinicum Boulevard                 INVESTMENT ADVISOR AND DISTRIBUTOR
       Philadelphia, PA 19153                 Kelmoore Investment Company, Inc.
                                              2471 E. Bayshore Road, Suite 501
                                              Palo Alto, CA 94303


       ------------------------------------------------------------------------
       KELMOORE STRATEGIC TRUST
       2471 E. Bayshore Road, Suite 501
       Palo Alto, CA 94303
       (877) KELMOORE

       The Trust's SEC file no. is 811-9165









                       FOR ADDITIONAL INFORMATION ABOUT
                        THE KELMOORE STRATEGY(R) FUNDS
                               CALL 877-328-9456

THIS REPORT IS SUBMITTED FOR GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUNDS. IT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUNDS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS WHICH INCLUDES DETAILS REGARDING THE FUNDS' OBJECTIVES, POLICIES, EXPENSES AND OTHER INFORMATION.

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or
     15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

     (a)(1) Not applicable.

     (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) Kelmoore Strategic Trust
             ------------------------------------------------------------------

By (Signature and Title)*  /s/ Matthew Kelmon
                         ------------------------------------------------------
                               Matthew Kelmon, President & Chief Executive
                                 Officer (principal executive officer)

Date              November 4, 2003
    ---------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Matthew Kelmon
                         ------------------------------------------------------
                               Matthew Kelmon, President & Chief Executive
                                 Officer (principal executive officer)

Date              November 4, 2003
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Tamara Beth Wendoll
                         -------------------------------------------------------
                               Tamara Beth Wendoll, Secretary & Treasurer
                                 (principal financial officer)

Date              November 4, 2003
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.